Marketable securities (Tables)	3 Months Ended
Mar. 31, 2025
Marketable securities [Abstract]
Marketable Securities Measured at FVOCI
Marketable securities
$’000
Fair value
At January 1, 2025	62,446
Accrued interest	721
Interest received	(212)
Redemptions and disposals of marketable securities	(5,170)
Revaluation adjustment	41
At March 31, 2025	57,826

Overall Movement through OCI
The movement through OCI for the three months ended March 31, 2025, and March 31, 2024, is shown in the table below:

	Three months ended March 31,
	2025	2024
	$’000	$’000
Revaluation adjustments	41	(493)
Movement of expected credit losses on assets measured at FVOCI	19	(50)
Movement on marketable securities through OCI	60	(543)